Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
D.	Commitments and Contingencies

From time to time, the Company is involved in various legal proceedings arising in the normal course of business. For some matters, a liability is not probable, or the amount cannot be reasonably estimated and, therefore, an accrual has not been made. However, for such matters when it is probable that the Company has incurred a liability and can reasonably estimate the amount, the Company accrues and discloses such estimates. As of September 30, 2020 and December 31, 2019, no accruals have been made related to commitments and contingencies.

H.	Commitments and Contingencies

Legal Matters

From time to time, the Company is involved in various legal proceedings arising in the normal course of business. For some matters, a liability is not probable, or the amount cannot be reasonably estimated and, therefore, an accrual has not been made. However, for such matters when it is probable that the Company has incurred a liability and can reasonably estimate the amount, the Company accrues and discloses such estimates. As of December 31, 2019 and 2018, no accruals have been made related to commitments and contingencies.

Lease Agreements

We have operating and finance leases for office space, laboratory facilities and various laboratory equipment, furniture and office equipment and leasehold improvements. Our leases have remaining lease terms of 1 year to 6 years, some of which include options to extend the leases for up to 5 years, and some which include options to terminate the leases within 1 year.

Florida

The Company leases office space in Florida, comprised of two contiguous office suites, under non-cancelable operating leases, which expire in August 2025 and February 2026, as to each space respectively, and include the right to extend the term of the leases for two successive five-year terms upon expiration. In February 2020, the Company agreed to sublease office space in Florida, comprised of one of the two contiguous suites, under a non-cancelable operating lease, which expires in February 2026.

Iowa

The Company leases office and laboratory facilities in Iowa under a non-cancelable operating lease. The Company’s lease for its Iowa facilities expires in September 2020 and includes a renewal option that could extend the lease for successive one-year terms upon expiration.

Virginia

The Company leases office and laboratory facilities in Virginia under a non-cancelable operating lease. The Company’s lease for its Virginia facilities expires in August 2020.

North Carolina

The Company leased office space in North Carolina under a non-cancelable operating lease. The original expiration date of the Company’s lease was May 2020. During the second quarter of 2017, the Company subleased its office space in North Carolina under a non-cancelable operating lease to a third-party tenant. The sublease term with the third-party runs concurrent with the lease term the Company has with the landlord. In October 2019, the Company terminated the head lease with the landlord and the sublease with the subtenant so that the landlord and subtenant could enter directly into a lease.

Capital Lease

The Company leases various laboratory equipment, furniture and office equipment and leasehold improvements that are accounted for as capital leases and that require ongoing payments, including interest expense. The capital leases are financed through various financial institutions and are collateralized by the underlying assets. As of December 31, 2019 and 2018, the interest rates for assets under remaining capital leases range from 7.19% to 9.57%.

The components of lease expense were as follows (in thousands):

Lease Cost	Year Ended December 31, 2019
Finance lease cost:
Amortization of right-of-use assets	$123
Interest on lease liabilities	40

Total finance lease cost	163
Operating lease cost	473
Short-term lease cost	232
Variable lease cost	48
Less: sublease income	(84)

Total lease costs	$832

Rent expense for non-cancelable operating leases was $0.7 million for the year ended December 31, 2019 and 2018.

Supplemental cash flow information related to leases was as follows (in thousands):

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$40
Financing cash flows from finance leases	207
Operating cash flows from operating leases	435
Operating cash flows from short-term leases	232
Operating cash flows from variable lease costs	48

Right-of-use assets obtained in exchange for lease liabilities:
Finance leases	$757
Operating leases	1,852

Supplemental balance sheet information related to leases was as follows (in thousands, except weighted average remaining lease term and weighted average discount rate):

December 31, 2019
Finance Leases
Property and equipment, at cost	$1,013
less: accumulated depreciation and amortization	(398)

Property and equipment, net	$615

Other current liabilities	$236
Other long-term liabilities	168

Total finance lease liabilities	$404

Operating Leases
Operating lease right-of-use assets	$1,537

Total operating lease right-of-use assets	1,537
Current portion of operating lease liabilities	284
Operating lease liabilities, less current portion	1,901

Total operating lease liabilities	$2,185

Weighted Average Remaining Lease Term
Finance leases	2 years
Operating leases	6 years

Weighted Average Discount Rate
Finance leases	7.7%
Operating leases	7.5%

Maturities on lease liabilities were as follows (in thousands):

Year Ending December 31,	Finance Leases	Operating Leases
2020	$260	$438
2021	163	449
2022	11	461
2023	—	472
2024	—	484
Thereafter	—	420

Total lease payments	434	2,724
Less: future interest expense	(30)	(539)

Lease liabilities	$404	$2,185